Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

NOTE 18. — SUBSEQUENT EVENTS

Allied Transaction

In February 2014, the Company completed the Allied Transaction thereby acquiring the Allied Assets. Pursuant to the terms of the Transfer Agreement, the Company, as partial consideration for the Allied Assets, paid $85.0 million in cash to Allied, issued 497,454,857 shares of the Company’s common stock to Allied and delivered a $50.0 million Convertible Subordinated Note (the “Convertible Subordinated Note”) to Allied under which $25.0 million was deemed advanced, with interest accruing per the terms of the Convertible Subordinated Note. Because Allied is a subsidiary of CEHL, the Company’s majority shareholder, it is deemed to be under common control. Accordingly, the shares issued to Allied pursuant to the transaction were accounted for as if issued on June 30, 2012, the effective date when Allied acquired the Allied Assets.

To fund the cash portion of the Allied Transaction and a portion of the anticipated capital expenditures for development of the Oyo Field, the Company also entered into a Share Purchase Agreement (the “Share Purchase Agreement”) with the Public Investment Corporation (SOC) Limited, a state-owned company registered and duly incorporated in the Republic of South Africa (“PIC”), for an aggregate cash investment of $270.0 million through a private placement of 376,884,422 shares of common stock (the “Private Placement”). The Share Purchase Agreement provides that the Private Placement will be completed in two installments. The first installment of $135.0 million (the “First Closing”) in exchange for 188,442,211 shares of the Company’s common stock was completed at the closing of the Allied Transaction. The second installment (the “Second Closing”) of $135.0 million in exchange for 188,442,211 shares of the Company’s common stock was completed in May 2014.

Following the Second Closing with the PIC, the Company was required to pay to Allied the additional $85.0 million in cash, and the additional $25.0 million Convertible Subordinated Note was deemed advanced with interest accruing per the terms of the Convertible Subordinated Note. As of the First Closing and pursuant to the terms of the Transfer Agreement, the Company was obligated for the full $50.0 million Convertible Subordinated Note and accordingly recorded this on the balance sheet at that time.

The Allied Transaction is being accounted for as a transaction between entities under common control, whereby the net assets acquired are combined with the Company’s assets at their historical amounts. Since the cash and debt consideration exceeds the carrying cost of the assets acquired, no value was assigned to the shares issued.

Ghana Petroleum Agreement

In April 2014, the Company signed a Petroleum Agreement relating to the Expanded Shallow Water Tano block in Ghana. The Company has been named technical operator and will hold an indirect 30% interest in the block. The block contains three discovered fields, and the work program requires the partners to determine, within nine months, the economic viability of developing the discovered fields.

Term Loan Facility

In September 2014, the Company, through its wholly owned subsidiary CPL, entered into a credit facility with a Nigerian bank for a five-year senior secured term loan providing initial borrowing capacity of up to $100.0 million (the “Term Loan Facility”). U.S. dollar borrowings under the Term Loan Facility bear interest at the rate of LIBOR plus 7.5%, subject to a floor of 9.5%. The obligations under the Term Loan Facility include a legal charge over OMLs 120 and 121 and an assignment of proceeds from oil sales. The obligations of CPL have been guaranteed by the Company and rank in priority with all its other obligations.  Proceeds from the Term Loan Facility will be used for the further expansion and development of OMLs 120 and 121 offshore Nigeria, including the Oyo field.

Under the Term Loan Facility, the following events, among others, constitute events of default: CPL failing to pay any amounts due within thirty days of the due date; bankruptcy, insolvency, liquidation or dissolution of CPL; a material breach of the Loan Agreement by CPL that remains unremedied within thirty days of written notice by CPL; or a representation or warranty of CPL proves to have been incorrect or materially inaccurate when made. Upon any event of default, all outstanding principal and interest under any loans will become immediately due and payable.

The Term Loan Facility contains normal and customary covenants including the delivery of the Company’s annual audited financial information each year, and a provision of priority of interest, in which the Company is to procure that its obligations under the Term Loan Facility do and will rank in priority with all its other current and future unsecured and unsubordinated obligations.  The Company is also to provide a production and lifting schedule each month displaying the daily production totals and quantities lifted respectively from OMLs 120 and 121.

Upon executing the Term Loan Facility, the Company paid a commitment fee of $1.9 million, which was capitalized and will be amortized over the life of the Term Loan Facility.